
                           UNITED STATES SECURITIES
                           AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2



           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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 1.    Name and address of issuer:

       Sun Life of Canada (U.S.) Variable Account F
       c/o Sun Life Assurance Company of Canada (U.S.)
       One Sun Life Executive Park
       Wellesley Hills, MA 02481

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 2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
       or classes):                                                   /X/




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 3.    Investment Company Act File Number: 811-5816


       Securities Act File Number: 33-41628
       (Filing fee paid in connection with the Form 24F-2
       for Securities Act File Numbers 333-05227, 333-82957, 333-37907, 33-29852, 33-41628, 333-30844, 333-31248, 333-41438


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 4(a). Last day of fiscal year for which this Form is filed:

       12/31/2000
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 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.

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 4(c). / /    Check box if this is the last time the issuer will be filing this Form.




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 5. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during                                       $     2,478,515,111
         the fiscal year pursuant to section 24(f):                                           -------------------

    (ii) Aggregate price of securities redeemed or                     $      (235,324,254)
         repurchased during the fiscal year:                           -------------------

   (iii) Aggregate price of securities redeemed or
         repurchased during any PRIOR fiscal year
         ending no earlier than October 11, 1995
         that were not previously used to reduce                       $                 0
         registration fees payable to the Commission:                  -------------------

    (iv) Total available redemption                                                         - $      (235,324,254)
         credits [add Items 5(ii) and 5(iii)]:                                                -------------------

     (v) Net sales -- if Item 5(i) is greater than                                            $     2,243,190,857
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     -------------------

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    (vi) Redemption credits available for use in future
         years -- if Item 5(i) is less than Item 5(iv)                 $ (               0)
         [subtract Item 5(iv) from Item 5(i)]:                         -------------------
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   (vii) Multiplier for determining registration fee                                        x             0.00025
         (See Instruction C.9):                                                               -------------------

  (viii) Registration fee due [multiply Item 5(v) by                                        = $           560,798
         Item 5(vii)] (enter "0" if no fee is due):                                           -------------------
                                                                                              -------------------

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 6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

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 7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):


                                                                                            + $                0
                                                                                              -------------------


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 8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                                            = $           560,798
                                                                                              -------------------
                                                                                              -------------------


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 9.  Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository: Not Applicable/Filing fee paid with the Form 24F-2 for the MFS Regatta Classic Contract filed in connection with Securities Act File Number 333-05227.

     Method of Delivery:

               /X/   Wire Transfer
               / /   Mail or other means

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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)*  /s/ Edward M. Shea
                            -----------------------------------------------
                            Edward M. Shea

                            Assistant Vice President and Senior Counsel


  Date  March 27, 2001
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  *Please print the name and title of the signing officer below the signature.